Disposal of Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Mar. 17, 2023	Mar. 15, 2023	Sep. 30, 2020	Dec. 31, 2021
Disposal of Subsidiaries [Line Items]
Total consideration			¥ 966,000
Alternative Consideration Shares [Member] | Major ordinary share transactions [member]
Disposal of Subsidiaries [Line Items]
Description of alternative consideration shares settlement		If the counterparty’s affiliate fail to offer us the Alternative Consideration Shares within 12 months following the signing date of the Agreement, the counterparty and its affiliates should pay us the Receivables within 5 months after the expiry of the 12-month period.
Top of range [member] | Changes In Expiration Period Of Other Receivables [Member]
Disposal of Subsidiaries [Line Items]
Expiration Period Of Other Receivables	15 months
Bottom of range [member] | Changes In Expiration Period Of Other Receivables [Member]
Disposal of Subsidiaries [Line Items]
Expiration Period Of Other Receivables	6 months
Shenzhen Hiwin System Limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)			100.00%
GAPT Holdings limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)				100.00%